Investment Objectives and Goals	Feb. 27, 2026
THIRD AVENUE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	THIRD AVENUE VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Third Avenue Value Fund seeks long-term capital appreciation.
THIRD AVENUE SMALL-CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	THIRD AVENUE SMALL-CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.
THIRD AVENUE REAL ESTATE VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	THIRD AVENUE REAL ESTATE VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Third Avenue Real Estate Value Fund seeks long-term capital appreciation.
Third Avenue International Real Estate Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	THIRD AVENUE INTERNATIONAL REAL ESTATE VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Third Avenue International Real Estate Value Fund seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.